Recent Accounting Pronouncements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Line Items]
Stockholders' Equity Attributable to Parent	$ 5,164,171	¥ 33,834,616	$ 5,255,016	¥ 34,429,809	¥ (7,779,534)		¥ (6,830,430)	¥ (2,185,225)	¥ (39,800)
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Stockholders' Equity Attributable to Parent							(2,074)
Retained Earnings [Member]
Accounting Policies [Line Items]
Stockholders' Equity Attributable to Parent		¥ (12,108,984)		¥ (11,322,423)	¥ (7,761,631)		(6,824,503)	¥ (2,182,266)	¥ (403,608)
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Stockholders' Equity Attributable to Parent						¥ 2,074	¥ (2,074)